TRANSACTIONS WITH RELATED PARTIES AND OTHER LOAN (Kibbutz Sdot-Yam) (Details) ₪ in Thousands, $ in Thousands, $ in Millions			1 Months Ended		12 Months Ended
	Sep. 05, 2016 shares	Aug. 06, 2013 USD ($)	Jan. 17, 2021 USD ($)	Jul. 31, 2015	Dec. 31, 2020 USD ($) m² shares	Dec. 31, 2020 ILS (₪) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 m²	Jan. 17, 2021 CAD ($)
Related Party Transaction [Line Items]
Area of property | m²										30,744
Consideration for annual fee payment for the year 2013					$ 27,732
Amount of loan					$ 9,543
Land Use Agreement with Kibbutz [Member]
Related Party Transaction [Line Items]
Agreement amount								$ 250
Agreement amounts expected in subsequent year							$ 342
Land Use Agreement with Kibbutz [Member] | ILS [Member]
Related Party Transaction [Line Items]
Agreement amount								950
Agreement amounts expected in subsequent year							1,100
Kibbutz Sdot-Yam [Member]
Related Party Transaction [Line Items]
Percentage of ownership					30.30%	30.30%
Notice period to cancel automatic renewal of agreement				6 months
Sale Lease back Transaction Additional Renewal Termo of Lease				1 year
Interest rate									6.28%
Proceeds from sale-leaseback transaction									$ 10,900
Lease term									10 years
Annual rent									$ 1,200
Deferred tax asset					$ 247		367
Deferred tax liability					725		760
Kibbutz Sdot-Yam [Member] | Land Purchase Agreement and Leaseback [Member]
Related Party Transaction [Line Items]
Agreement amount					$ 1,244		1,189	1,174
Kibbutz Sdot-Yam [Member] | ILS [Member]
Related Party Transaction [Line Items]
Proceeds from sale-leaseback transaction									43,700
Annual rent									$ 4,100
Kibbutz Sdot-Yam [Member] | Manpower Agreement [Member]
Related Party Transaction [Line Items]
Additional contract term					3 years	3 years
Expenses with related party					$ 2,106		2,408	2,548
Agreement amount					77
Kibbutz Sdot-Yam [Member] | Manpower Agreement [Member] | ILS [Member]
Related Party Transaction [Line Items]
Agreement amount					250
Kibbutz Sdot-Yam [Member] | Kibbutz Services [Member]
Related Party Transaction [Line Items]
Expenses with related party					$ 1,315		1,451	1,285
Notice period to cancel agreement upon a material breach					30 days	30 days
Notice period to cancel agreement upon liquidation of the other party					45 days	45 days
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member]
Related Party Transaction [Line Items]
Contract term					20 years	20 years				3 years
Number of facilities										1
Area of property | m²					100,000
Fee for land use agreement		$ 22
Payments for land use right					$ 4,690		$ 4,459	$ 4,286
Consideration for annual fee payment for the year 2013					4,000
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Scenario One [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees					22
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Additional Leased Area [Member]
Related Party Transaction [Line Items]
Agreement amount					$ 19
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | Warehouse Site [Member]
Related Party Transaction [Line Items]
Interest rate					5.30%	5.30%
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | ILS [Member]
Related Party Transaction [Line Items]
Fee for land use agreement		$ 70
Consideration for annual fee payment for the year 2013					$ 12,900
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | ILS [Member] | Scenario One [Member]
Related Party Transaction [Line Items]
Building expenses not included in land use fees | ₪						₪ 82,900
Kibbutz Sdot-Yam [Member] | Land Use Agreement [Member] | ILS [Member] | Additional Leased Area [Member]
Related Party Transaction [Line Items]
Agreement amount					62
Kibbutz Sdot-Yam [Member] | Construction of Access Road [Member]
Related Party Transaction [Line Items]
Amount of agreement					1,000
Kibbutz Sdot-Yam [Member] | Construction of Access Road [Member] | ILS [Member]
Related Party Transaction [Line Items]
Amount of agreement					3,300
Kibbutz Sdot-Yam [Member] | Paving Commitment [Member]
Related Party Transaction [Line Items]
Amount of agreement					62
Kibbutz Sdot-Yam [Member] | Paving Commitment [Member] | ILS [Member]
Related Party Transaction [Line Items]
Amount of agreement					$ 200
Tene [Member]
Related Party Transaction [Line Items]
Number of ordinary shares held for sale under term sheet agreement with related party | shares	1,000,000
Number of shares which entity has shared voting power | shares					14,029,494	14,029,494
Mifalei Sdot-Yam [Member]
Related Party Transaction [Line Items]
Purchase period for ordinary shares held for sale under term sheet agreement	5 years
Maximum number of ordinary shares allowed for purchase | shares	2,000,000
Caesarstone Canada Inc [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amount of loan											$ 4
Interest rate			0.25%								0.25%
Shareholders loan [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Amount of loan			$ 3,969,000
Loan payment terrm			5
Interest on loan			Libor plus 4.5%